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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                             FORM 13F-HR COVER PAGE

Report for the Calendar Year or Quarter Ended:       June 30, 2004
---------------------------------------------

Check here if Amendment [ ]; Amendment Number:
                                              ---------------------
  This Amendment (Check only one.):
                                                     [  ] is a restatement.
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                               SDS Capital Group SPC LTD

Address: RK Consulting (Cayman) LTD PO BOX 174865 Cayman Corporate Center 27 Hospital Rd Grand Cayman E9 00000

Form 13F File Number:      Unassigned.
                                      ----------------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
---------------------------------------------------------

Name:             Steve Derby

Title:            Managing Partner

Phone:            203-967-5850

Signature, Place, and Date of Signing:

/s/ Steve Derby                  Old Greenwich, CT              August 13, 2004
--------------------------      ------------------              ---------------
Steve Derby                     City, State                     Date

Report Type (Check only one.):

[ X ]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                            FORM 13F-HR SUMMARY PAGE


Report Summary:

Certain information for which we are requesting confidential treatment has been omitted and filed separately with the Securities and Exchange Commission. Pages where confidential treatment has been requested are stamped "Confidential portions omitted and filed separately with the Securities and Exchange Commission." The appropriate section has been marked at the appropriate place with an "*".


Number of Other Included Managers:  0

Form 13F-HR Information Table Entry Total:   35 Items

Form 13F-HR Information Table Value Total:  $ 69,986.11 (thousands)

List of Other Included Managers:     Not Applicable

Provide a numbered list of the name(s) to which investment managers with respect this report is filed, other than the manager filing this report.

NONE

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

                                                                M.V.         SHARE OR PRN SH/PRN   Investment   Other      Voting
Description                      Title of Class   Id Cusip      (*1000)      Quantity     PUT/CALL Discretion   Managers   Authority
-------------------------------- ---------------- ------------ ------------- ------------ -------  ----------- ----------- ---------
ADVENTRX PHARMACEUTICALS INC     COM              00764X103      2,775.00       1,541,666  SH      DEFINED      N/A         SHARED
ANTARES PHARMA INC               COM              036642106      2,422.67       2,722,100  SH      DEFINED      N/A         SHARED
AP PHARMA INC                    COM              00202J104        670.00         200,000  SH      DEFINED      N/A         SHARED
ARROWHEAD RESEARCH CORP          COM              042797100      1,166.67         166,667  SH      DEFINED      N/A         SHARED
BIOENVISION INC                  COM              09059N100      1,069.32         122,068  SH      DEFINED      N/A         SHARED
CALLON PETROLEUM CO              COM              13123X102        356.50          25,000  SH      DEFINED      N/A         SHARED
COX COMMUNICATIONS INC-CL A      CL A             224044107        222.32           8,000  SH      DEFINED      N/A         SHARED
CRITICAL HOME CARE INC           COM              22674W108      5,671.06       5,250,986  SH      DEFINED      N/A         SHARED
DELTA PETROLEUM CORP             COM NEW          247907207      3,026.25         225,000  SH      DEFINED      N/A         SHARED
DOBSON COMMUNICATIONS CORP-A     CL A             256069105      1,715.20         526,134  SH      DEFINED      N/A         SHARED
ENDEAVOR INTERNATIONAL CORP      COM              29259G101        344.00         100,000  SH      DEFINED      N/A         SHARED
FIBERNET TELECOM GROUP INC       COM NEW          315653303      3,992.31       3,629,375  SH      DEFINED      N/A         SHARED
FOREST OIL CORP                  COM PAR $0.01    346091705      3,415.00         125,000  SH      DEFINED      N/A         SHARED
GLOWPOINT INC                    COM              379887102        756.00         400,000  SH      DEFINED      N/A         SHARED
GOLDMAN SACHS GROUP INC          COM              38141G104        216.57           2,300  SH      DEFINED      N/A         SHARED
HENRY SCHEIN INC                 COM              806407102        296.76           4,700  SH      DEFINED      N/A         SHARED
INTUITIVE SURGICAL INC           COM              46120E602      4,226.46         222,445  SH      DEFINED      N/A         SHARED
MAGNUM HUNTER RESOURCES INC      COM PAR $0.002   55972F203        553.25          53,300  SH      DEFINED      N/A         SHARED
MICROISLET INC                   COM              59507Q106      1,123.78         685,230  SH      DEFINED      N/A         SHARED
MPOWER HOLDING CORP              COM              62473L309        331.78         281,167  SH      DEFINED      N/A         SHARED
NEXMED INC                       COM              652903105      1,000.00         500,000  SH      DEFINED      N/A         SHARED
ORCHID BIOSCIENCES INC           COM PAR $0.01    68571P506      2,556.56         332,021  SH      DEFINED      N/A         SHARED
ORTEC INTERNATIONAL INC          COM              68749B405      1,047.14         445,591  SH      DEFINED      N/A         SHARED
ORTHOVITA INC                    COM              68750U102      2,815.57         547,777  SH      DEFINED      N/A         SHARED
PIONEER NATURAL RESOURCES CO     COM              723787107      1,754.00          50,000  SH      DEFINED      N/A         SHARED
PIXAR                            COM              725811103        201.58           2,900  SH      DEFINED      N/A         SHARED
PNC FINANCIAL SERVICES GROUP     COM              693475105        201.70           3,800  SH      DEFINED      N/A         SHARED
RAINMAKER SYSTEMS INC.           COM              750875106      3,428.48       1,705,710  SH      DEFINED      N/A         SHARED
SAFLINK CORP                     COM              786578302     13,911.23       5,894,589  SH      DEFINED      N/A         SHARED
SPECTRUM PHARMACEUTICALS INC     COM              84763A108      1,395.07         223,211  SH      DEFINED      N/A         SHARED
SPEEDCOM WIRELESS CORP           COM              847703105        295.00      24,583,386  SH      DEFINED      N/A         SHARED
SSP SOLUTIONS INC                COM              784723108      2,470.27       1,843,482  SH      DEFINED      N/A         SHARED
TELENETICS CORP                  COM              87943P408        938.07       5,360,380  SH      DEFINED      N/A         SHARED
THE VIALINK CO                   COM              92552Q101      3,135.27      55,004,672  SH      DEFINED      N/A         SHARED
VISTA MEDICAL TECHNOLOGIES       COM NEW          928369305        485.29         294,118  SH      DEFINED      N/A         SHARED
------------------------------- ---------------- ------------ ------------- -------------- ------ ----------- ----------- ---------

Total                                                           69,986.11  113,082,774.60

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